Disposal Group Held For Sale and Discontinued Operations - Schedule of Net Cash Flows Provided By (Used In) The Discontinued Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Cash Flows Provided By (Used In) The Discontinued Operation [Abstract]
Net cash provided by (used in) discontinued operating activities	$ 58,931	$ 91,913	$ 89,580
Net cash provided by (used in) discontinued investing activities	(62,766)	12,778	(72,780)
Net cash provided by (used in) discontinued financing activities	(68,953)	(51,481)	(41,094)
Total net cash provided by (used in) discontinued operation	$ (72,788)	$ 53,210	$ (24,294)